8. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Details) - Stock options - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Outstanding	2,174,000	914,000	782,000
Granted	0	1,260,000	401,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(168,000)	0	(269,000)
Outstanding	2,006,000	2,174,000	914,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,174,000	4,570,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,006,000	2,174,000	4,570,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.54	$ 0.59	$ 0.6
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	0	0.5	0.7
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	0	0	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	0.5	0	0.79
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	0.54	0.54	0.59
Expiry Date, March 14, 2023
Exercise price	$ 0.5	$ 0.5	$ 0.5
Outstanding	168,000	168,000	168,000
Granted	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(168,000)	0	0
Outstanding	0	168,000	168,000
Expiry Date, July 30, 2024
Exercise price	$ 0.5	$ 0.5	$ 0.5
Outstanding	345,000	345,000	345,000
Granted	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	0	0
Outstanding	345,000	345,000	345,000
Expiry Date, October 15, 2025
Exercise price	$ 0.7	$ 0.7	$ 0.7
Outstanding	401,000	401,000	0
Granted	0	0	401,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	0	0
Outstanding	401,000	401,000	401,000
Expiry Date, January 18, 2027
Exercise price	$ 0.5	$ 0.5
Outstanding	1,160,000	0
Granted	0	1,160,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	0
Outstanding	1,160,000	1,160,000	0
Expiry Date, March 17, 2027
Exercise price	$ 0.5	$ 0.5
Outstanding	100,000	0
Granted	0	100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	0
Outstanding	100,000	100,000	0